Related Party Transactions (Details) - CNY (¥) ¥ in Thousands																						12 Months Ended
	Nov. 03, 2025	Sep. 07, 2025	Sep. 06, 2025	Aug. 29, 2025	Jul. 24, 2025	Jul. 18, 2025	Jun. 07, 2025	Jun. 06, 2025	Jun. 02, 2025	Mar. 31, 2025	Mar. 07, 2025	Mar. 06, 2025	Mar. 02, 2025	Feb. 01, 2025	Dec. 02, 2024	Oct. 31, 2024	Sep. 06, 2024	Sep. 02, 2024	Jun. 06, 2024	Aug. 15, 2022	Aug. 03, 2022	Dec. 31, 2025	Sep. 05, 2023
Related Party Transactions [Line Items]
Principal amount of credit facility						¥ 15,600															¥ 5,000
Compensation amount																						¥ 7,500
Principal amount																						10,000
Repaid loan										¥ 1
Repayments amount	¥ 6,000	¥ 500	¥ 500		¥ 4,000		¥ 500	¥ 500	¥ 150				¥ 150		¥ 200	¥ 9,000	¥ 500		¥ 500
Borrowing from bank																¥ 8,500
International Bank [Member]
Related Party Transactions [Line Items]
Repaid loan												¥ 8,000
Xiamen Bank [Member]
Related Party Transactions [Line Items]
Outstanding loan balance				¥ 7,800
Fujian Qiushi Intelligent [Member]
Related Party Transactions [Line Items]
Repaid line of credit																				¥ 5,000
Principal amount																							¥ 5,000
Repaid loan											¥ 4,000	¥ 4,000		¥ 500				¥ 500
Fujian Qiushi [Member]
Related Party Transactions [Line Items]
Drawn amount																						¥ 10,000
Extended Loan [Member]
Related Party Transactions [Line Items]
Outstanding loan balance																		¥ 4,500